PHOENIX PHOLIOS(SM)

   Supplement dated June 15, 2007 to the Prospectus dated November 30, 2006, as supplemented March 9, 2007

IMPORTANT NOTICE TO INVESTORS

Effective June 15, 2007, the funds' investment adviser is modifying the expense caps on total fund operating expenses for the Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO. The Prospectus is hereby updated as follows:

PHOENIX WEALTH ACCUMULATOR PHOLIO

On page 8, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced, footnote (e) is added and footnote (f) is amended as follows:

      ---------------------------------------------------- ------------------- ---------------------
                                                                CLASS A             CLASS C
                                                                 SHARES              SHARES
                                                                --------            --------
      ---------------------------------------------------- ------------------- ---------------------
      ANNUAL FUND OPERATING EXPENSES (EXPENSES
      THAT ARE DEDUCTED FROM
      FUND ASSETS)
      ---------------------------------------------------- ------------------- ---------------------
      Management Fees                                            0.10%                0.10%
      ---------------------------------------------------- ------------------- ---------------------
      Distribution and Service (12b-1) Fees(b)(c)                 None                0.75%
      ---------------------------------------------------- ------------------- ---------------------
      Other Expenses(d)                                          7.33%                7.33%
      ---------------------------------------------------- ------------------- ---------------------
      Acquired Fund Fees and Expenses
      (Underlying Mutual Funds)(e)                               1.52%                1.52%
                                                                 -----                -----
      ---------------------------------------------------- ------------------- ---------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES(F)                    8.95%                9.70%
                                                                 =====                =====
      ---------------------------------------------------- ------------------- ---------------------

      (e) Because the fund invests in other mutual funds, it is a shareholder of those underlying mutual funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying mutual funds. These expenses are deducted from the underlying mutual funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the fund and its shareholders that are also described in the fee tables above. The above expenses reflect the expense ratios for the fund for its last fiscal year and reflect the expense ratios of the Acquired (Underlying) Funds for their most recent fiscal period publicly reported. These estimates may vary considerably based on future asset levels of the fund, the availability of Acquired (Underlying) Funds, the amount of fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

      (f) The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.20% for Class A Shares and Class C Shares. The adviser will voluntarily continue this arrangement beyond the contractual period, but may discontinue such voluntary arrangement at any time. Prior to June 15, 2007, the adviser had limited such expenses to 0.00% for Class A and Class C Shares. Actual Total Annual Fund Operating Expenses were 1.52% for Class A Shares and 2.27% for Class C Shares under the prior arrangement, and would have been 1.72% for Class A Shares and 2.47% for Class C Shares under the current arrangement. The adviser will not seek to recapture any operating expenses reimbursed under these arrangements, unless authorized to do so by the Board of Trustees.

Additionally, the example table on page 9 is replaced with the following:

      ------------------ ------------------ ------------------ ------------------ -------------------
      CLASS                   1 YEAR             3 YEARS            5 YEARS            10 YEARS
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class A                 $1,402             $2,959             $4,395              $7,519
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class C                 $1,047             $2,710             $4,311              $7,700
      ------------------ ------------------ ------------------ ------------------ -------------------

The second example table on page 9 is replaced with the following:

      ------------------ ------------------ ------------------ ------------------ -------------------
      CLASS                   1 YEAR             3 YEARS            5 YEARS            10 YEARS
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class A                  $947              $2,710             $4,311              $7,700
      ------------------ ------------------ ------------------ ------------------ -------------------

The disclosure following the tables on page 9 is replaced with the following:

      Note: The examples do not include the effects of the expense reimbursement obligations of the adviser; therefore, your actual expenses may be lower than those shown.

PHOENIX WEALTH BUILDER PHOLIO

On page 17, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced, footnote (e) is added and footnote (f) is amended as follows:

      ---------------------------------------------------- ------------------- ---------------------
                                                                CLASS A             CLASS C
                                                                 SHARES              SHARES
                                                                --------            --------
      ---------------------------------------------------- ------------------- ---------------------
      ANNUAL FUND OPERATING EXPENSES (EXPENSES
      THAT ARE DEDUCTED FROM
      FUND ASSETS)
      ---------------------------------------------------- ------------------- ---------------------
      Management Fees                                            0.10%                0.10%
      ---------------------------------------------------- ------------------- ---------------------
      Distribution and Service (12b-1) Fees(b)(c)                 None                0.75%
      ---------------------------------------------------- ------------------- ---------------------
      Other Expenses(d)                                          0.35%                0.35%
      ---------------------------------------------------- ------------------- ---------------------
      Acquired Fund Fees and Expenses
      (Underlying Mutual Funds) (f)                              1.38%                1.38%
                                                                 -----                -----
      ---------------------------------------------------- ------------------- ---------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES(F)                    1.83%                2.58%
                                                                 =====                =====
      ---------------------------------------------------- ------------------- ---------------------

      (e) Because the fund invests in other mutual funds, it is a shareholder of those underlying mutual funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying mutual funds. These expenses are deducted from the underlying mutual funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the fund and its shareholders that are also described in the fee tables above. The above expenses reflect the expense ratios for the fund for its last fiscal year and reflect the expense ratios of the Acquired (Underlying) Funds for their most recent fiscal period publicly reported. These estimates may vary considerably based on future asset levels of the fund, the availability of Acquired (Underlying) Funds, the amount of fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

      (f) The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.20% for Class A Shares and Class C Shares. The adviser will voluntarily continue this arrangement beyond the contractual period, but may discontinue such voluntary arrangement at any time. Prior to June 15, 2007, the adviser had limited such expenses to 0.00% for Class A and Class C Shares. Actual Total Annual Fund Operating Expenses were 1.38% for Class A Shares and 2.13% for Class C Shares under the prior arrangement, and would have been 1.58% for Class A Shares and 2.33% for Class C Shares under the current arrangement. The adviser will not seek to recapture any operating expenses reimbursed under these arrangements, unless authorized to do so by the Board of Trustees.

Additionally, the example table on page 18 is replaced with the following:

      ------------------ ------------------ ------------------ ------------------ -------------------
      CLASS                   1 YEAR             3 YEARS            5 YEARS            10 YEARS
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class A                  $750              $1,117             $1,508              $2,599
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class C                  $361               $802              $1,370              $2,915
      ------------------ ------------------ ------------------ ------------------ -------------------

The second example table on page 18 is replaced with the following:

      ------------------ ------------------ ------------------ ------------------ -------------------
      CLASS                   1 YEAR             3 YEARS            5 YEARS            10 YEARS
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class A                  $261               $802              $1,370              $2,915
      ------------------ ------------------ ------------------ ------------------ -------------------

The disclosure following the tables on page 18 is replaced with the following:

     Note: The examples do not include the effects of the expense reimbursement obligations of the adviser; therefore, your actual expenses may be lower than those shown.

PHOENIX WEALTH GUARDIAN PHOLIO

On page 25, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced, footnote (e) is added and footnote (f) is amended as follows:

      ---------------------------------------------------- ------------------- ---------------------
                                                                CLASS A             CLASS C
                                                                 SHARES              SHARES
                                                                --------            --------
      ---------------------------------------------------- ------------------- ---------------------
      ANNUAL FUND OPERATING EXPENSES (EXPENSES
      THAT ARE DEDUCTED FROM
      FUND ASSETS)
      ---------------------------------------------------- ------------------- ---------------------
      Management Fees                                            0.10%                0.10%
      ---------------------------------------------------- ------------------- ---------------------
      Distribution and Service (12b-1) Fees(b)(c)                 None                0.75%
      ---------------------------------------------------- ------------------- ---------------------
      Other Expenses(d)                                          0.46%                0.46%
      ---------------------------------------------------- ------------------- ---------------------
      Acquired Fund Fees and Expenses
      (Underlying Mutual Funds) (e)                              1.26%                1.26%
                                                                 -----                -----
      ---------------------------------------------------- ------------------- ---------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES(F)                    1.82%                2.57%
                                                                 =====                =====
      ---------------------------------------------------- ------------------- ---------------------

      (e) Because the fund invests in other mutual funds, it is a shareholder of those underlying mutual funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying mutual funds. These expenses are deducted from the underlying mutual funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the fund and its shareholders that are also described in the fee tables above. The above expenses reflect the expense ratios for the fund for its last fiscal year and reflect the expense ratios of the Acquired (Underlying) Funds for their most recent fiscal period publicly reported. These estimates may vary considerably based on future asset levels of the fund, the availability of Acquired (Underlying) Funds, the amount of fund assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

      (f) The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.20% for Class A Shares and Class C Shares. The adviser will voluntarily continue this arrangement beyond the contractual period, but may discontinue such voluntary arrangement at any time. Prior to June 15, 2007, the adviser had limited such expenses to 0.00% for Class A and Class C Shares. Actual Total Annual Fund Operating Expenses were 1.26% for Class A Shares and 2.01% for Class C Shares under the prior arrangement, and would have been 1.46% for Class A Shares and 2.21% for Class C Shares under the current arrangement. The adviser will not seek to recapture any operating expenses reimbursed under these arrangements, unless authorized to do so by the Board of Trustees.

Additionally, the example table on page 26 is replaced with the following:

      ------------------ ------------------ ------------------ ------------------ -------------------
      CLASS                   1 YEAR             3 YEARS            5 YEARS            10 YEARS
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class A                  $749              $1,115             $1,504              $2,589
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class C                  $360               $799              $1,365              $2,905
      ------------------ ------------------ ------------------ ------------------ -------------------

The second example table on page 26 is replaced with the following:

      ------------------ ------------------ ------------------ ------------------ -------------------
      CLASS                   1 YEAR             3 YEARS            5 YEARS            10 YEARS
      ------------------ ------------------ ------------------ ------------------ -------------------
      Class A                  $260               $799              $1,365              $2,905
      ------------------ ------------------ ------------------ ------------------ -------------------

The disclosure following the tables on page 26 is replaced with the following:

      Note: The examples do not include the effects of the expense reimbursement obligations of the adviser; therefore, your actual expenses may be lower than those shown.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

PXP 1794/ExpCaps (06/07)

                                       3